Income Taxes (Summary of Provision (Benefit) for Income Taxes) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Federal	$ 2,166,000	$ 2,053,000	$ 4,996,000
State	83,000	111,000	214,000
Current	2,249,000	2,164,000	5,210,000
Federal	(8,597,000)	2,033,000	5,702,000
State	(1,363,000)	639,000	908,000
Deferred	(9,960,000)	2,672,000	6,610,000
Provision (benefit) for income taxes	$ (7,711,000)	$ 4,836,000	$ 11,820,000